UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place,
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

PRIME CASH RESERVES PORTFOLIO

FORM N-Q
MAY 31, 2010

Schedule of investments (unaudited)	May 31, 2010

PRIME CASH RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 100.0%

Bank Notes — 1.8%

Bank of America N.A.	0.557%	10/22/10	$75,000,000	$75,000,000	(a)
Bank of America N.A.	0.454%	1/27/11	200,000,000	200,000,000	(a)

Total Bank Notes				275,000,000

Certificates of Deposit — 35.5%

Abbey National Treasury Services PLC	0.337%	12/9/10	175,000,000	175,000,000	(a)
Australia & New Zealand Banking	0.200%	6/2/10	150,000,000	150,000,000
Bank of Montreal	0.230%	6/3/10	200,000,000	200,000,000
Bank of Montreal	0.370%	8/6/10	150,000,000	150,000,000
Bank of Nova Scotia	0.300%	7/12/10	55,000,000	55,000,000
Bank of Nova Scotia	0.450%	8/10/10	65,000,000	65,000,000
Bank of Nova Scotia	0.300%	8/16/10	175,000,000	175,000,000
Bank of Tokyo Mitsubishi	0.300%	6/4/10	200,000,000	200,000,000
Bank of Tokyo Mitsubishi	0.300%	7/12/10	147,000,000	147,000,000
Barclays Bank PLC	0.717%	12/10/10	100,000,000	100,000,000	(a)
Barclays Bank PLC	0.649%	1/11/11	50,000,000	50,000,000	(a)
BNP Paribas NY Branch	0.310%	8/6/10	115,000,000	115,000,000
BNP Paribas NY Branch	0.300%	8/18/10	50,000,000	50,000,000
Canadian Imperial Bank	0.280%	8/19/10	174,000,000	174,000,000
Citibank N.A.	0.320%	6/4/10	100,000,000	100,000,000
Citibank N.A.	0.300%	6/30/10	250,000,000	250,000,000
Credit Suisse NY	0.328%	7/29/10	125,000,000	125,000,000	(a)
Credit Suisse NY	0.300%	1/5/11	70,000,000	70,000,000	(a)
Deutsche Bank AG NY	0.280%	7/26/10	165,000,000	165,000,000
DnB NOR Bank ASA	0.307%	9/10/10	100,000,000	100,000,000	(a)
Intesa San Paolo SPA	0.645%	8/20/10	70,000,000	70,000,000	(a)
Natixis NY	0.300%	6/18/10	182,000,000	182,000,000
Natixis NY	0.340%	7/7/10	75,000,000	75,000,000
Nordea Bank Finland PLC	0.300%	8/27/10	140,000,000	140,001,689
Rabobank Nederland NY	0.300%	6/17/10	65,000,000	65,000,000
Royal Bank of Canada	0.320%	10/1/10	200,000,000	200,000,000
Royal Bank of Canada	0.339%	1/19/11	50,000,000	50,000,000	(a)
Royal Bank of Canada	0.340%	3/14/11	100,000,000	100,000,000	(a)
Royal Bank of Canada	0.338%	3/18/11	100,000,000	100,000,000	(a)
Royal Bank of Scotland	0.400%	9/10/10	175,000,000	175,000,000
Royal Bank of Scotland	0.440%	9/23/10	125,000,000	125,000,000
Royal Bank of Scotland	0.500%	10/7/10	100,000,000	100,000,000
Societe Generale NY	0.305%	8/20/10	175,000,000	175,001,941
Societe Generale NY	0.647%	5/5/11	100,000,000	100,000,000	(a)
State Street Bank & Trust	0.320%	9/7/10	175,000,000	175,000,000
Sumitomo Mitsui Banking Corp.	0.310%	7/15/10	50,000,000	50,000,000
Sumitomo Mitsui Banking Corp.	0.310%	7/19/10	50,000,000	50,000,000
Sumitomo Mitsui Banking Corp.	0.400%	8/12/10	75,000,000	75,000,000
Svenska Handelsbanken NY	0.323%	7/23/10	125,000,000	125,000,890	(a)
Svenska Handelsbanken NY	0.300%	7/27/10	100,000,000	100,000,000
Toronto Dominion Bank NY	0.250%	7/9/10	200,000,000	200,000,000
Toronto Dominion Bank NY	0.278%	2/4/11	180,000,000	180,000,000	(a)
UBS AG Stamford Branch	0.701%	4/26/11	150,000,000	150,000,000	(a)

Total Certificates of Deposit				5,378,004,520

Certificates of Deposit (Euro) — 4.8%

Credit Agricole SA	0.310%	7/13/10	150,000,000	150,000,000
HSBC Bank PLC	0.315%	9/8/10	185,000,000	185,000,000
ING Bank	0.360%	7/26/10	100,000,000	100,000,762
ING Bank	0.380%	9/10/10	100,000,000	100,002,800
ING Bank	0.425%	9/30/10	100,000,000	100,001,677
National Australia Bank Ltd.	0.380%	8/9/10	100,000,000	100,000,000

Total Certificates of Deposit (Euro)				735,005,239

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

PRIME CASH RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Commercial Paper — 19.1%

ANZ National International Ltd.	0.398%	12/3/10	$100,000,000	$100,000,000	(a)(b)
ASB Finance Ltd.	0.441%	4/7/11	50,000,000	50,000,000	(a)(b)
Banco Bilbao Vicaya	0.351%	6/8/10	125,000,000	124,991,493	(b)(c)
BNZ International Funding Ltd.	0.300%	8/5/10	100,000,000	99,945,834	(b)(c)
BNZ International Funding Ltd.	0.430%	1/12/11	45,000,000	45,000,000	(a)(b)
BNZ International Funding Ltd.	0.425%	1/26/11	100,000,000	100,000,132	(a)(b)
Commerzbank U.S. Finance	0.240%	6/2/10	250,000,000	249,998,333	(c)
Commonwealth Bank of Australia	0.295%	9/7/10	55,000,000	54,955,832	(b)(c)
Commonwealth Bank of Australia	0.295%	9/8/10	50,000,000	49,959,437	(b)(c)
Deutsche Bank Financial LLC	0.300%	7/21/10	50,000,000	49,979,167	(c)
Deutsche Bank Financial LLC	0.290%	8/9/10	180,000,000	179,899,950	(c)
DnB NOR Bank ASA	0.300%	8/18/10	85,000,000	84,944,750	(b)(c)
DnB NOR Bank ASA	0.451%	4/21/11	60,000,000	60,000,000	(a)(b)
General Electric Capital Corp.	0.230%	6/3/10	100,000,000	99,998,722	(c)
General Electric Capital Corp.	0.230%	6/4/10	150,000,000	149,997,125	(c)
HSBC USA Inc.	0.220 - 0.270%	6/1/10	137,000,000	137,000,000	(c)
HSBC USA Inc.	0.210%	6/15/10	50,000,000	49,995,917	(c)
ING U.S. Funding LLC	0.280%	6/3/10	50,000,000	49,999,222	(c)
Natexis Banques Populaires U.S.	0.381%	7/23/10	170,000,000	169,906,689	(c)
Rabobank USA Financial Corp.	0.200%	6/1/10	390,000,000	390,000,000	(c)
Skandinaviska Enskilda Banken AG	0.400%	8/5/10	200,000,000	199,855,556	(b)(c)
Societe Generale N.A.	0.400%	8/6/10	125,000,000	124,908,334	(c)
State Street Corp.	0.401%	10/22/10	70,000,000	69,888,778	(c)
Sumitomo Mitsui Banking Corp.	0.220%	6/1/10	50,000,000	50,000,000	(b)(c)
Swedish Export Credit	0.351%	9/29/10	150,000,000	149,825,000	(c)

Total Commercial Paper				2,891,050,271

Corporate Bonds & Notes — 4.0%

Commonwealth Bank of Australia	0.391%	7/1/10	100,000,000	100,000,000	(a)(b)
Commonwealth Bank of Australia	0.321%	11/26/10	50,000,000	50,000,000	(a)(b)
JPMorgan Chase Bank N.A.	0.341%	1/21/11	150,000,000	150,000,000	(a)
Svenska Handelsbanken AB	0.404%	2/9/11	99,700,000	99,699,932	(a)(b)
Toyota Motor Credit Corp.	0.297%	1/10/11	100,000,000	100,000,000	(a)
Westpac Banking Corp.	0.436%	8/13/10	40,000,000	39,999,080	(a)(b)
Westpac Banking Corp.	0.324%	11/26/10	65,000,000	64,989,005	(a)

Total Corporate Bonds & Notes				604,688,017

Medium-Term Notes — 2.2%

American Honda Finance Corp.	0.399%	1/11/11	110,000,000	110,000,000	(a)(b)
JPMorgan Chase & Co.	1.007%	6/13/11	55,000,000	55,384,697	(a)
New York Life Global Funding	0.278%	4/1/11	39,855,000	39,855,000	(a)(b)
Toyota Motor Credit Corp.	0.484%	8/23/10	45,000,000	45,000,000	(a)
Westpac Banking Corp.	0.444%	4/19/11	85,000,000	85,068,237	(a)(b)

Total Medium-Term Notes				335,307,934

Supranationals/Sovereigns — 1.8%

European Investment Bank	0.250%	6/3/10	150,000,000	149,997,917	(c)
International Bank for Reconstruction & Development	0.190%	6/1/10	125,000,000	125,000,000	(c)

Total Supranationals/Sovereigns				274,997,917

Time Deposits — 9.9%

Bank of America Grand Cayman	0.100%	6/1/10	195,573,000	195,573,000
Citibank Nassau	0.230%	6/1/10	98,000,000	98,000,000
Danske Bank London	0.320%	6/1/10	105,000,000	105,000,000
DnB NOR Bank ASA	0.220%	6/1/10	85,000,000	85,000,000
ING Bank Amsterdam	0.230%	6/1/10	50,000,000	50,000,000
JPMorgan Chase Bank Grand Cayman	0.125%	6/1/10	250,000,000	250,000,000
JPMorgan Chase Bank Grand Cayman	0.150%	6/1/10	150,000,000	150,000,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

PRIME CASH RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Time Deposits — continued
Nordea Bank Sweden	0.210%	6/1/10	$75,000,000	$75,000,000
Royal Bank of Scotland Cayman	0.220%	6/1/10	150,000,000	150,000,000
State Street Corp.	0.180%	6/1/10	199,000,000	199,000,000
Svenska Handelsbanken Grand Cayman	0.200%	6/1/10	50,000,000	50,000,000
U.S. Bank NA, Cincinnati	0.100%	6/1/10	91,520,000	91,520,000

Total Time Deposits				1,499,093,000

U.S. Government Agencies — 13.3%

Federal Farm Credit Bank (FFCB), Notes	0.660%	7/28/10	150,000,000	150,000,000	(a)
Federal Farm Credit Bank (FFCB), Notes	0.377%	9/15/11	100,000,000	99,986,954	(a)
Federal Home Loan Bank (FHLB), Notes	0.250%	7/20/11	100,000,000	99,965,371	(a)
Federal Home Loan Bank (FHLB), Notes	0.245%	8/12/11	107,500,000	107,330,671	(a)
Federal Home Loan Bank (FHLB), Notes	0.268%	10/13/11	100,000,000	99,959,024	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.155%	6/24/10	100,000,000	99,990,097	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	7/2/10	100,000,000	99,982,778	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.194%	7/12/10	75,000,000	75,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.200%	7/14/10	125,000,000	124,998,844	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.232%	9/3/10	140,000,000	139,989,165	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.252%	9/24/10	100,000,000	99,990,574	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.254%	5/4/11	80,000,000	80,039,129	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.227%	5/5/11	150,000,000	149,956,700	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.200%	1/25/12	175,000,000	174,737,155	(a)
Federal National Mortgage Association (FNMA), Notes	0.188%	7/13/10	150,000,000	149,998,272	(a)
Federal National Mortgage Association (FNMA), Notes	0.297%	8/5/10	70,000,000	69,993,948	(a)
Federal National Mortgage Association (FNMA), Notes	0.303%	5/13/11	100,000,000	99,990,521	(a)
Federal National Mortgage Association (FNMA), Notes	0.299%	9/19/11	100,000,000	99,948,088	(a)

Total U.S. Government Agencies				2,021,857,291

U.S. Treasury Notes — 0.6%

U.S. Treasury Notes	2.000%	9/30/10	91,000,000	91,536,872

Repurchase Agreement — 7.0%

Barclays Capital Inc., tri-party repurchase agreement dated 5/28/10; Proceeds at maturity - $1,054,310,429; (Fully collateralized by various U.S. government obligations, 1.000% to 1.125% due 12/31/11 to 1/15/12; Market value - $1,075,372,773)	0.200%	6/1/10	1,054,287,000	1,054,287,000

TOTAL INVESTMENTS — 100.0% (Cost — $15,160,828,061#)				15,160,828,061
Other Assets in Excess of Liabilities — 0.0%				3,409,944

TOTAL NET ASSETS — 100.0%				$15,164,238,005

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2010.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$15,160,828,061	—	$15,160,828,061

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2010, the Portfolio did not invest in swaps, options, or futures and does not have any intention to do so in the future.

3. Regulatory matter

In January 2010, the U.S. Securities and Exchange Commission adopted changes to money market fund regulations. The Portfolio intends to comply with each of these changes by the implementation date. None of these changes in regulations affect the Form NQ.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	July 27, 2010